Restricted cash (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Retention accounts		$ 21,443	$ 23,903
Restricted bank deposits/Drydock reserves		2,420	4,460
Cash collateral	[1]	32,940	0
Total Current Restricted Cash		56,803	28,363
Cash collateral	[1]	80,980	118,471
Guarantee deposits		21	20
Restricted bank deposits/Drydock reserves		3,769	2,446
Cash in custody		500	500
Total Non - Current Restricted Cash		85,270	121,437
Total Current and Non - Current Restricted Cash		$ 142,073	$ 149,800

[1]	Cash received in advance from charterers.